Annual Total Returns [BarChart] - AB Value Fund - Class A	Feb. 26, 2021
Bar Chart Table:
Annual Return 2011	(4.00%)
Annual Return 2012	14.86%
Annual Return 2013	35.71%
Annual Return 2014	11.57%
Annual Return 2015	(7.66%)
Annual Return 2016	10.96%
Annual Return 2017	13.39%
Annual Return 2018	(15.09%)
Annual Return 2019	19.88%
Annual Return 2020	0.91%